Land use rights, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land use rights, net
Amortization expense	$ 65,517	$ 73,383	$ 65,204
Land use rights
Land use rights, net
Amortization expense	$ 8,397	$ 8,473	$ 9,053